Shareholders' Equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended			3 Months Ended			6 Months Ended
	Feb. 15, 2018 EUR (€)	Feb. 15, 2018 USD ($)	Feb. 13, 2018 USD ($) $ / shares	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($) $ / shares shares	Feb. 28, 2018 EUR (€)	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2018 EUR (€) shares	Mar. 31, 2018 EUR (€)	Jun. 30, 2017 EUR (€) shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 USD ($) shares $ / shares	Jun. 30, 2017 EUR (€) shares		Feb. 13, 2018 € / shares shares	Jan. 01, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase price | $ / shares			$ 18.00
Aggregate purchase price			$ 55.8			€ 44,800,000	$ 55.8	$ 80.0				€ 44,731,000		€ 74,431,000	[1]
Issue price per share | € / shares																€ 0.09
Foreign currency translation									€ 6,900,000	€ (2,800,000)	€ (12,000,000)	4,100,000		(12,000,000)
Increased capital												3,064		9,978
Increased premium									€ 62,635		€ 216,830	€ 62,635		€ 216,830
Number of share options exercised | shares												34,041	34,041	110,869
Weighted average exercise price												€ 1.93		€ 2.05
Number of shares fully issued and paid | shares									34,041		110,869	34,041		110,869
Share based payment expense												€ 4,600,000		€ 7,900,000
Option granted | shares												469,068	469,068
Weighted average exercise price									€ 14.24			€ 14.24
Weighted-average remaining contractual life												8 years 2 months 12 days	8 years 2 months 12 days
Weighted-average share price												€ 0
Number of share options outstanding in share-based payment arrangement | shares									2,631,822			2,631,822						2,213,985
Number of new RSUs granted during the period | shares												0	0
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price									€ 1.93			€ 1.93
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price									€ 27.47			€ 27.47
Incyte Corporation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares					3,200,000				3,200,000			3,200,000
Purchase price | $ / shares													$ 25.00
Aggregate purchase price				€ 74,700,000	$ 80.0								$ 80.0
Issue price per share | $ / shares					$ 25.00
Proceeds from net of issuance costs														74,400,000
Change in fair value asset and discount on share														1,100,000
Foreign currency translation														400,000
Increased capital														300,000
Increased premium											€ 73,400,000			€ 73,400,000
Non-Executive Compensation Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of initial vesting period												33.00%	33.00%
Percentage of remaining vesting options												67.00%	67.00%
Period of remaining option vesting period												24 substantially equal monthly installments	24 substantially equal monthly installments
Vesting period												Three-year period	Three-year period
Period of option will be vested and exercised												12 substantially equal monthly installments	12 substantially equal monthly installments
Description of grant award												Following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.	Following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.
2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested												Options granted under the 2016 Plan are exercisable once vested.	Options granted under the 2016 Plan are exercisable once vested.
Vesting period												4 years	4 years
Percentage of initial vesting period												25.00%	25.00%
Percentage of remaining vesting options												75.00%	75.00%
Period of remaining option vesting period												36 monthly installments	36 monthly installments
Percentage of vesting period												100.00%	100.00%
Description of option lapse												Options will lapse on the tenth anniversary of the date of grant.	Options will lapse on the tenth anniversary of the date of grant.
Vesting period of Restricted Stock Units vested												4 years	4 years
Number of common share entitled to receive | shares												1	1
Option granted | shares												469,068	469,068
Option grant fair value												€ 4,400,000
Increase in authorized share | shares																	1,090,368	777,194
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares									22,632,800		19,396,720	22,632,800		19,396,720
Potential ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares																3,099,997
Purchase price | $ / shares			$ 18.00
Aggregate purchase price | $			$ 55.8
Potential ordinary share transactions [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Received from issuance of private placement | $		$ 55.8
Potential ordinary share transactions [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Received from issuance of private placement	€ 44,800,000

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.